Prepayments and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	£ 1,309	£ 1,362
Other receivables	1,461	1,101
Total prepayments and other receivables	£ 2,770	£ 2,463